11. Repurchase Agreements (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Repurchase Agreements [Abstract]
Securities sold under agreements to repurchase	$ 30,423,195	$ 22,073,238
Book value of collateral of agreement	33,604,595	23,566,180
Fair value of collateral of agreement	33,469,254	23,496,927
Average daily balance of repurchase agreements	25,888,496	24,332,366
Maximum borrowings outstanding on repurchase agreement	$ 30,423,195	$ 28,229,636
Weighted average interest rate on repurchase agreement	0.30%	0.29%